Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net (loss) income	$ (6,163,061)	$ (8,736,566)	$ 11,319,952
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	508,785	533,949	446,878
Loss from disposal of fixed assets	114	983	1,559
Allowance for doubtful accounts	(439,327)	419,353	(230,175)
Inventory reserve	(49,166)	15,774
Deferred income tax benefit	679,586	(605,278)	(668,341)
Short-term investments income	(38,530)	470,477	(239,549)
Accounts receivable	4,718,118	(1,549,312)	(3,867,457)
Inventory, net	(1,183,823)	16,586	(451,634)
Advance to suppliers, net	(170,016)	2,681,214	(2,717,085)
Prepayment for advertising		7,385,695	(7,434,240)
Advances to related parties		236,982	(237,720)
Prepaid expenses and other current assets	1,091,022	(1,699,929)	(168,188)
Accounts payable	1,641,426	(1,896,621)	2,457,337
Taxes payable	280,939	(904,127)	(298,620)
Accrued expenses and other current liabilities	244,015	2,318,474	31,436
Net cash provided by (used in) operating activities	1,120,082	(1,312,346)	(2,055,847)
Cash flows from investing activities
Purchases of property and equipment	(44,169)	(93,703)	(444,505)
Proceeds from disposal of fixed assets		523
Prepayments made to a related party for purchase of property			(2,457,600)
Prepayments for construction in progress			(10,629,120)
Prepayment for acquisition		(3,814,925)
Payments for short-term investments			(15,330,660)
Redemption of short-term investments			1,801,927
Net cash used in investing activities	(44,169)	(3,908,105)	(27,059,958)
Cash flows from financing activities
Proceeds from short-term bank loans	5,671,104	4,272,716	4,300,800
Repayment of bank loans	(3,969,773)	(4,272,716)	(2,764,800)
Gross proceeds from initial public offerings			28,750,000
Payment for deferred initial public offering costs			(2,792,543)
Proceeds from (prepayments for) related parties borrowings	(3,091,977)	3,317,943	(911,648)
Net cash (used in) provided by financing activities	(1,390,646)	3,317,943	26,581,809
Effect of exchange rate changes on cash	(111,478)	(463,942)	553,702
Net (decrease) increase in cash	(426,211)	(2,366,450)	(1,980,294)
Cash, beginning of year	5,711,458	8,077,908	10,058,202
Cash, end of year	5,285,247	5,711,458	8,077,908
Supplemental disclosure information
Cash paid for interest expense	190,184	199,852	149,303
Cash paid for income tax	$ 863,800	$ 2,748,629	$ 3,271,219